Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Principal Accounting Policies [Abstract]
Schedule of Property and Equipment Net, Useful Lives	Depreciation of property, plant and equipment is provided using the straight-line method over the following expected useful lives:
Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings and plants	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Schedule of Amortization of Intangible Assets, Estimated Useful Lives

Amortization is computed using the straight-line method over the following estimated useful lives:

Finite-lived trademarks	10 years
Technology	10 years
Network rights	10 years
Purchased software	5-10 years
Reacquired rights	the remaining franchise term

Schedule of Financial Assets and Liabilities Measured

The following table summarizes the Group’s financial assets and liabilities measured and recorded at fair value as of December 31, 2024 and 2025 on a recurring basis:

		Fair Value Measurements at Reporting Date Using
	As of December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	2024	(Level 1)	(Level 2)	(Level 3)
Short-term investments
Wealth management products	10,475	-	10,475	-
Long-term investments
Equity securities with readily determinable fair value	28,355,681	28,355,681	-	-
Available-for-sale debt investment	103,709,272	-	-	103,709,272
Total	132,075,428	28,355,681	10,475	103,709,272

		Fair Value Measurements at Reporting Date Using
	As of December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	2025	(Level 1)	(Level 2)	(Level 3)
Long-term investments
Available-for-sale debt investment	103,709,272	-	-	103,709,272
Total	103,709,272	-	-	103,709,272

Schedule of Reconciliations of Assets and Liabilities

Reconciliations of assets and liabilities categorized within Level 3 under the fair value hierarchy are as follows:

Available-for- sale debt investment

January 1, 2024	103,703,272
Net unrealized fair value change recognized in other comprehensive income	6,000
December 31, 2024	103,709,272
Net unrealized fair value change recognized in other comprehensive income	-
December 31, 2025	103,709,272
December 31, 2025 (USD)	14,208,112

Schedule of Significant Unobservable Inputs

Significant Unobservable Inputs

Financial Assets	Unobservable Input	Inputs as of December 31, 2024	Inputs as of December 31, 2025

Available-for-sale debt investment	WACC	11%	12%
	Discount for lack of marketability	39%	36%
	Expected volatility	43%	33%